Annual Fund Operating Expenses ((PIMCO High Yield Spectrum Fund))	0 Months Ended
Jul. 31, 2012
(Institutional) | Administrative Class
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(Institutional) | Class D
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(Institutional) | Institutional Class
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(Institutional) | Class P
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.70%
(Retail) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(Retail) | Class C
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.70%
(Retail) | Class R
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.20%